Earnings / (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income / (Loss) :
Net income / (loss)	$ (26,229)	$ (81,696)
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	62,188,645	43,880,713
Basic earnings / (loss) per share	$ (0.42)	$ (1.86)
Effect of dilutive securities:
Dilutive effect of non vested shares	0	0
Weighted average common shares outstanding, diluted	62,188,645	43,880,713
Diluted earnings / (loss) per share	$ (0.42)	$ (1.86)
Earnings / (loss) per share
Number of anti-dilutive shares	1,024,000	690,000
Employee Stock Option
Earnings / (loss) per share
Number of anti-dilutive shares	104,250	104,250